Financial Instruments - Estimated Fair Value of Financial Instruments Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
Recurring:
Cash and cash equivalents	$ 163,744	$ 206,339	$ 179,462	$ 179,934
Derivative instruments
Fair Value /Carrying Amount of Assets (Liability)	(202,807)
Fair value/ Carrying Amount of Assets (Liability)	(1,954)
Other:
Advances to equity accounted joint venture (note 5)	62,880
Long-term debt	(2,184,318)	(1,769,632)
Cross currency swap agreements [Member]
Derivative instruments
Fair value/ Carrying Amount of Assets (Liability)	(21,552)
Carrying Amount [Member]
Other:
Advances to equity accounted joint venture (note 5)	29,948
Carrying Amount [Member] | Level 1 [Member] | Recurring [Member]
Recurring:
Cash and cash equivalents	163,744	206,339
Carrying Amount [Member] | Level 1 [Member] | Public [Member]
Other:
Long-term debt	(347,864)	(215,641)
Carrying Amount [Member] | Level 3 [Member] | Recurring [Member]
Recurring:
Contingent consideration	(5,891)	(5,681)
Carrying Amount [Member] | Level 3 [Member] | Non-Recurring [Member]
Non-Recurring:
Vessels and equipment		17,979
Carrying Amount [Member] | Level 2 [Member] | Recurring [Member] | Interest rate swap [Member]
Derivative instruments
Fair Value /Carrying Amount of Assets (Liability)	(202,807)	(270,731)
Carrying Amount [Member] | Level 2 [Member] | Recurring [Member] | Cross currency swap agreements [Member]
Derivative instruments
Fair value/ Carrying Amount of Assets (Liability)	(21,552)	13,435
Carrying Amount [Member] | Level 2 [Member] | Recurring [Member] | Foreign currency forward contracts [Member]
Derivative instruments
Fair Value /Carrying Amount of Assets (Liability)	(1,954)	2,153
Carrying Amount [Member] | Level 2 [Member] | Non-Recurring [Member]
Non-Recurring:
Vessels held for sale	6,800	13,250
Carrying Amount [Member] | Level 2 [Member] | Non-Public [Member]
Other:
Long-term debt	(1,836,454)	(1,553,991)
Fair Value [Member] | Level 1 [Member] | Recurring [Member]
Recurring:
Cash and cash equivalents	163,744	206,339
Fair Value [Member] | Level 1 [Member] | Public [Member]
Other:
Long-term debt	(351,956)	(221,086)
Fair Value [Member] | Level 3 [Member] | Recurring [Member]
Recurring:
Contingent consideration	(5,891)	(5,681)
Fair Value [Member] | Level 3 [Member] | Non-Recurring [Member]
Non-Recurring:
Vessels and equipment		17,979
Fair Value [Member] | Level 2 [Member] | Recurring [Member] | Interest rate swap [Member]
Derivative instruments
Fair Value /Carrying Amount of Assets (Liability)	(202,807)	(270,731)
Fair Value [Member] | Level 2 [Member] | Recurring [Member] | Cross currency swap agreements [Member]
Derivative instruments
Fair value/ Carrying Amount of Assets (Liability)	(21,552)	13,435
Fair Value [Member] | Level 2 [Member] | Recurring [Member] | Foreign currency forward contracts [Member]
Derivative instruments
Fair Value /Carrying Amount of Assets (Liability)	(1,954)	2,153
Fair Value [Member] | Level 2 [Member] | Non-Recurring [Member]
Non-Recurring:
Vessels held for sale	6,800	13,250
Fair Value [Member] | Level 2 [Member] | Non-Public [Member]
Other:
Long-term debt	$ (1,766,904)	$ (1,452,136)